Cover	Dec. 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2024
Entity File Number	001-41229
Entity Registrant Name	Technology & Telecommunication Acquisition Corporation
Entity Central Index Key	0001900679
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	C3-2-23A
Entity Address, Address Line Two	Taman OUG Parklane
Entity Address, Address Line Three	Off Jalan Kelang Lama
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	58200
City Area Code	+601
Local Phone Number	2334 8193
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value (the “Ordinary Shares”), and one-half Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value (the “Ordinary Shares”), and one-half Redeemable Warrant
Trading Symbol	TETEU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	TETE
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50
Trading Symbol	TETEW
Security Exchange Name	NASDAQ